Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Loss on breach of contract	$ 1,000,000
Account payable and accrued liabilities		$ 37,984	$ 14,878
Lease Expense, monthly		2,000
Operating lease, rent expenses		39,000	$ 35,000
Operating lease, minimun lease payment in 2020		$ 10,000